Parent Company Only Condensed Financial Information - Summary of Condensed Balance sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	May 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets [Abstract]
Cash and cash equivalent	¥ 404,618	$ 62,010		¥ 88,141
Contract assets	216	33
Amount due from related parties	251			280
Prepaid expense and other receivables	44,377	6,801		29,196
Long-term investments	46,084	7,063		23,395	¥ 21,575	¥ 17,765
Other assets	838	128		14,163
Total assets	1,335,976	204,747		508,805
Liabilities and Shareholders' (Deficit)/equity
Other payables and accrued expenses	31,153	4,774		30,211
Payroll and welfare payable	4,156	637
Total liabilities	867,293	132,919		362,831
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				454,627
Shareholders' (deficit)/equity
Common Stock Value				33
Treasury stock (nil and 896,180 shares as of December 31, 2019 and December 31, 2020, respectively)	(2,063)	(316)	¥ (2,063)
Additional paid-in capital	884,920	135,620		64,882
Accumulated other comprehensive income	(21,972)	(3,368)		414
Accumulated deficit	(392,274)	(60,120)		(373,982)
Total shareholders' (deficit)/equity	468,683	71,828		(308,653)
Total liabilities and shareholders' (deficit)/equity	1,335,976	204,747		508,805
Series A redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				84,072
Series B redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				261,272
Series B+ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				81,654
Series B++ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				27,629
Common Class A [Member]
Shareholders' (deficit)/equity
Common Stock Value	62	10
Common Class B [Member]
Shareholders' (deficit)/equity
Common Stock Value	10	2
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalent	187,217	28,692		62
Contract assets	216	33
Amount due from related parties	189	29
Prepaid expense and other receivables	131,895	20,214		8,480
Long-term investments	179,059	27,442		152,845
Other assets				763
Total assets	498,576	76,410		162,150
Liabilities and Shareholders' (Deficit)/equity
Other payables and accrued expenses	14,836	2,274		16,176
Payroll and welfare payable	15,057	2,308
Total liabilities	29,893	4,582		16,176
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				454,627
Shareholders' (deficit)/equity
Treasury stock (nil and 896,180 shares as of December 31, 2019 and December 31, 2020, respectively)	(2,063)	(316)
Additional paid-in capital	884,920	135,620		64,882
Accumulated other comprehensive income	(21,972)	(3,368)		414
Accumulated deficit	(392,274)	(60,120)		(373,982)
Total shareholders' (deficit)/equity	468,683	71,828		(308,653)
Total liabilities and shareholders' (deficit)/equity	498,576	76,410		162,150
Parent Company [Member] | Common Stock [Member]
Shareholders' (deficit)/equity
Common Stock Value				33
Parent Company [Member] | Series A redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				84,072
Parent Company [Member] | Series B redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				261,272
Parent Company [Member] | Series B+ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				81,654
Parent Company [Member] | Series B++ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Non controlling Interest Equity Preferred Carrying Amount				¥ 27,629
Parent Company [Member] | Common Class A [Member]
Shareholders' (deficit)/equity
Common Stock Value	62	10
Parent Company [Member] | Common Class B [Member]
Shareholders' (deficit)/equity
Common Stock Value	¥ 10	$ 2